UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number  811-07943
Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: May 31
Date of reporting period: November 30, 2024

Item 1.    Reports to Stockholders.

Semi-Annual Shareholder Report November 30, 2024

Nuveen Georgia Municipal Bond Fund
Class A Shares/FGATX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Georgia Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$43	0.85%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$173,926,610

Total number of portfolio holdings	84

Portfolio turnover (%)	7%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P501_SAR_1124 4082417-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Georgia Municipal Bond Fund
Class C Shares/FGCCX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Georgia Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$84	1.65%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$173,926,610

Total number of portfolio holdings	84

Portfolio turnover (%)	7%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P717_SAR_1124 4082417-0126

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Semi-Annual Shareholder Report November 30, 2024

Nuveen Georgia Municipal Bond Fund
Class I Shares/FGARX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Georgia Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$34	0.66%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$173,926,610

Total number of portfolio holdings	84

Portfolio turnover (%)	7%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P808_SAR_1124 4082417-0126

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Semi-Annual Shareholder Report November 30, 2024

Nuveen Louisiana Municipal Bond Fund
Class A Shares/FTLAX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Louisiana Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$42	0.82%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$235,425,655

Total number of portfolio holdings	177

Portfolio turnover (%)	7%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P881_SAR_1124 4082498-0126

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Semi-Annual Shareholder Report November 30, 2024

Nuveen Louisiana Municipal Bond Fund
Class C Shares/FAFLX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Louisiana Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$82	1.62%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$235,425,655

Total number of portfolio holdings	177

Portfolio turnover (%)	7%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P691_SAR_1124 4082498-0126

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Semi-Annual Shareholder Report November 30, 2024

Nuveen Louisiana Municipal Bond Fund
Class I Shares/FTLRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Louisiana Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$31	0.62%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$235,425,655

Total number of portfolio holdings	177

Portfolio turnover (%)	7%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P857_SAR_1124 4082498-0126

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Semi-Annual Shareholder Report November 30, 2024

Nuveen North Carolina Municipal Bond Fund
Class A Shares/FLNCX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen North Carolina Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$41	0.80%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$547,057,458

Total number of portfolio holdings	219

Portfolio turnover (%)	11%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P840_SAR_1124 4082512-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen North Carolina Municipal Bond Fund
Class C Shares/FDCCX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen North Carolina Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$82	1.60%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$547,057,458

Total number of portfolio holdings	219

Portfolio turnover (%)	11%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P683_SAR_1124 4082512-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen North Carolina Municipal Bond Fund
Class I Shares/FCNRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen North Carolina Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$31	0.60%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$547,057,458

Total number of portfolio holdings	219

Portfolio turnover (%)	11%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P816_SAR_1124 4082512-0126

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial
Highlights for Open-End Management
Investment Companies

Portfolio of Investments November 30, 2024
Georgia
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.6%
X 171,438,804 MUNICIPAL BONDS - 98.6%   X –
CONSUMER DISCRETIONARY - 1.2%
$ 2,200,000 Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds,  First Tier
Series 2021A
4.000% 01/01/54 $ 2,052,968
TOTAL CONSUMER DISCRETIONARY 2,052,968
EDUCATION AND CIVIC ORGANIZATIONS - 8.9%
1,250,000 Athens-Clarke County Unified Government Development
Authority, Georgia, Revenue Bonds, University of Georgia Project
- UGAREF West Precinct LLC, Series 2024
4.000 06/15/44 1,265,588
1,150,000 Athens-Clarke County Unified Government Development
Authority, Georgia, Revenue Bonds, University of Georgia Project
- UGAREF West Precinct LLC, Series 2024
4.000 06/15/49 1,147,037
750,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
6.375 06/15/58 769,067
1,000,000 Fulton County Development Authority, Georgia, General
Revenue Bonds, Spelman College, Refunding Series 2015
5.000 06/01/32 1,007,830
2,000,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Robert W. Woodruff Arts Center, Inc. Project, Refunding Series
2015A
5.000 03/15/36 2,032,246
2,000,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Robert W. Woodruff Arts Center, Inc. Project, Series 2019A
5.000 03/15/44 2,084,266
2,750,000 Gwinnett County Development Authority,  Georgia, Revenue
Bonds, Georgia Gwinnett College Student Housing Project,
Refunding Series 2017B
5.000 07/01/40 2,825,919
4,000,000 Private Colleges and Universities Authority, Georgia, Revenue
Bonds, Emory University, Refunding Series 2016A
5.000 10/01/46 4,102,198
250,000 Private Colleges and Universities Authority, Georgia, Revenue
Bonds, Mercer University, Series 2021
4.000 10/01/50 250,264
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 15,484,415
HEALTH CARE - 9.6%
5,590,000 Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A
4.000 07/01/49 5,566,193
550,000 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Inc. Project,
Series 2022A
4.000 04/01/52 541,598
420,000 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A
5.000 04/01/36 434,544
2,000,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5.125 04/01/53 2,148,471
2,100,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5.750 04/01/53 2,382,773
530,000 Dalton Development Authority, Georgia, Revenue Bonds,
Hamilton Health Care System Inc., Series 2024B
5.000 08/15/40 594,303
2,500,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A - BAM Insured
4.000 07/01/49 2,500,215
2,500,000 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint
Joseph's/Candler Health System, Inc., Anticipation Certificate
Series 2019A
4.000 07/01/43 2,489,998
TOTAL HEALTH CARE 16,658,095
HOUSING/MULTIFAMILY - 2.1%
3,600,000 DeKalb County Housing Authority, Georgia, Multifamily Housing
Revenue Bonds, Kensington Station Project, Series 2023
4.000 12/01/33 3,619,255
TOTAL HOUSING/MULTIFAMILY 3,619,255

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL - 18.5%
$ 2,000,000 Atlanta, Georgia, General Obligation Bonds, Public Improvement
Social Series 2022A-1
5.000% 12/01/39 $ 2,259,813
2,845,000 Atlanta, Georgia, General Obligation Bonds, Public Improvement
Social Series 2022A-1
5.000 12/01/41 3,175,166
1,880,000 Carroll City-County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Tanner Medical Center Inc. Project,
Series 2020
4.000 07/01/50 1,866,962
2,000,000 Carroll City-County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Tanner Medical Center, Inc. Project,
Series 2015
5.000 07/01/41 2,011,508
2,000,000 Carrollton Independent School System, Carroll County, Georgia,
General Obligation Bonds, Series 2015
5.000 04/01/32 2,048,655
850,000 Coweta County Public Facilities Authority, Georgia, Revenue
Bonds, Coweta County Project, Series 2022
5.000 09/01/42 941,467
1,815,000 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021
4.000 07/01/46 1,816,662
1,100,000 East Point Building Authority, Georgia, Revenue Bonds, Water &
Sewer Project, Refunding Series 2017 - AGM Insured
5.000 02/01/34 1,139,949
5,000,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2017B
5.250 02/15/45 5,157,142
1,120,000 Georgia State Road and Tollway Authority, Guaranteed Revenue
Bonds, Managed Lane System, Series 2021A
4.000 07/15/37 1,175,195
2,380,000 Georgia State Road and Tollway Authority, Guaranteed Revenue
Bonds, Managed Lane System, Series 2021A
4.000 07/15/38 2,482,591
1,625,000 Greene County School District, Georgia, General Obligation
Bonds, Series 2023
4.000 06/01/48 1,640,578
2,000,000 Gwinnett County School District, Georgia, General Obligation
Bonds, Series 2019
5.000 02/01/41 2,134,008
2,000,000 Vidalia School District, Toombs County, Georgia, General
Obligation Bonds, Series 2016
5.000 08/01/37 2,035,647
2,325,000 Walton County Water and Sewerage Authority, Georgia, Revenue
Bonds, Oconee-Hard Creek Reservoir Project, Series 2023
4.000 02/01/47 2,346,980
TOTAL TAX OBLIGATION/GENERAL 32,232,323
TAX OBLIGATION/LIMITED - 7.0%
1,500,000 Atlanta Development Authority, Georgia, Revenue Bonds, New
Downtown Atlanta Stadium Project, Second Lien Series 2015B
5.000 07/01/44 1,502,055
2,500,000 Atlanta Development Authority, Georgia, Revenue Bonds, New
Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1
5.250 07/01/44 2,519,663
1,055,000 Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series
2016D
5.000 01/01/30 1,090,628
75,000 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,
Revenue Bonds, Refunding Series 1993 - NPFG Insured
5.625 10/01/26 77,208
65,000 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,
Revenue Bonds, Refunding Series 2005 - NPFG Insured
5.500 10/01/26 67,094
1,405,000 Downtown Smyrna Development Authority, Georgia, General
Obligation Bonds, Series 2005
5.250 02/01/28 1,468,650
1,671,000 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A - NPFG Insured
4.750 06/01/28 1,710,658
1,225,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/33 874,921
1,825,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.500 07/01/34 1,830,960
985,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 985,008
TOTAL TAX OBLIGATION/LIMITED 12,126,845
TRANSPORTATION - 14.3%
1,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2024A-1
5.000 07/01/54 1,093,071
2,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022A 5.000 07/01/47 2,161,754
2,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Series 2019D, (AMT)
4.000 07/01/38 2,000,111
160,000 Augusta, Georgia, Airport Revenue Bonds, Refunding General
Series 2015A
5.000 01/01/32 160,131

Portfolio of Investments November 30, 2024
(continued)
Georgia

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 170,000 Augusta, Georgia, Airport Revenue Bonds, Refunding General
Series 2015A
5.000% 01/01/33 $ 170,134
100,000 Augusta, Georgia, Airport Revenue Bonds, Refunding General
Series 2015A
5.000 01/01/34 100,077
150,000 Augusta, Georgia, Airport Revenue Bonds, Refunding General
Series 2015A
5.000 01/01/35 150,120
4,875,000 Georgia Ports Authority, Revenue Bonds, Series 2021 4.000 07/01/46 4,918,267
2,000,000 Georgia Ports Authority, Revenue Bonds, Series 2021 4.000 07/01/51 2,010,225
7,380,000 Georgia Ports Authority, Revenue Bonds, Series 2022 4.000 07/01/47 7,445,575
4,200,000 Georgia Ports Authority, Revenue Bonds, Series 2022 5.000 07/01/47 4,580,172
TOTAL TRANSPORTATION 24,789,637
U.S. GUARANTEED - 6.9% (a)
3,150,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Refunding Series 2015, (Pre-refunded 5/01/25)
5.000 11/01/35 3,176,852
1,000,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Refunding Series 2017A, (Pre-refunded 11/01/27)
5.000 11/01/37 1,061,058
1,635,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Refunding Series 2018A, (Pre-refunded 11/01/27)
5.000 11/01/41 1,734,830
1,980,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2014A, (Pre-refunded 2/15/25)
5.500 08/15/54 1,989,763
4,000,000 Sandy Springs Public Facilities Authority, Georgia, Revenue
Bonds, Sandy Springs City Center Project, Series 2015, (Pre-
refunded 5/01/26)
5.000 05/01/47 4,127,806
TOTAL U.S. GUARANTEED 12,090,309
UTILITIES - 30.1%
1,000,000 Bainbridge, Georgia, Combined Utilities Revenue Bonds, Series
2021 - BAM Insured
4.000 12/01/46 993,397
1,170,000 Bainbridge, Georgia, Combined Utilities Revenue Bonds, Series
2021 - BAM Insured
4.000 12/01/51 1,148,998
2,000,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company, Fifth Series 1994,
(Mandatory Put 6/13/28)
3.700 10/01/32 2,044,779
1,250,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project,
Series 2017C
4.125 11/01/45 1,198,211
2,010,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project,
Series 2017D
4.125 11/01/45 1,926,723
2,000,000 Cartersville, Georgia, Water and Sewer Revenue Bonds, Series
2018
5.000 06/01/48 2,070,840
625,000 Cherokee County Water and Sewerage Authority, Georgia, Water
and Sewerage Revenue Bonds, Series 2023
5.000 08/01/33 728,644
1,900,000 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2017 5.000 03/01/31 1,963,705
1,000,000 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2020 4.000 03/01/41 998,202
1,150,000 DeKalb County, Georgia, Water and Sewerage Revenue Bonds,
Refunding Series 2006B - AGM Insured
5.250 10/01/32 1,193,444
4,000,000 DeKalb County, Georgia, Water and Sewerage Revenue Bonds,
Second Resolution Series Series 2022
5.000 10/01/52 4,325,688
2,000,000 Georgia Municipal Electric Authority, General Power Revenue
Bonds, Series 2012GG
5.000 01/01/43 2,002,761
3,000,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project P Bonds, Series 2019B
5.000 01/01/48 3,060,262
5,250,000 Macon Water Authority, Georgia, Water and Sewer Revenue
Bonds, Series 2024
5.000 10/01/54 5,758,058
2,630,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A
5.500 09/15/27 2,769,808
2,750,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5.000 05/15/43 2,856,549
3,500,000 Monroe, Georgia, Combined Utilities Revenue Bonds, Series
2020 - AGM Insured
4.000 12/01/50 3,487,226
3,500,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2015A
0.000 01/01/32 2,667,236

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 2,000,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2020A
5.000% 01/01/45 $ 2,120,159
2,500,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2020A
5.000 01/01/50 2,623,664
2,405,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2020A
5.000 01/01/59 2,437,929
1,255,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Series 2024A - BAM Insured
5.250 01/01/54 1,373,437
1,500,000 Sinclair Water Authority, Georgia, Revenue Bonds, Refunding
Series 2019
4.000 04/01/44 1,508,179
1,045,000 Walton County Water and Sewerage Authority, Georgia, Revenue
Bonds, Walton-Hard Labor Creek Reservoir Water Treatment
Facility Project, Series 2022
5.000 02/01/53 1,127,058
TOTAL UTILITIES 52,384,957
TOTAL MUNICIPAL BONDS
(Cost $169,108,072) 171,438,804
TOTAL LONG-TERM INVESTMENTS
(Cost $169,108,072) 171,438,804
OTHER ASSETS & LIABILITIES, NET - 1.4% 2,487,806
NET ASSETS - 100% $ 173,926,610
(a) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Portfolio of Investments November 30, 2024
Louisiana
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.4%
X 231,628,977 MUNICIPAL BONDS - 98.4%   X –
CONSUMER STAPLES - 2.2%
$ 2,770,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
3.000% 06/01/48 $ 2,094,623
1,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4.000 06/01/48 910,345
595,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5.250 06/01/32 593,178
315,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Turbo Term Series 2016A.
Including 2016A-1, 2016A-2A and 2016A-2B
5.000 06/01/45 298,001
175,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5.000 06/01/46 175,880
1,160,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5.000 06/01/48 1,088,373
TOTAL CONSUMER STAPLES 5,160,400
EDUCATION AND CIVIC ORGANIZATIONS - 27.2%
1,025,000 (a) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5.500 06/15/38 1,044,391
815,000 Lafayette Public Trust Financing Authority, Louisiana, Revenue
Bonds, Ragin' Cajun Facilities Inc. Project, Refunding Series 2012
- AGM Insured
5.000 10/01/27 816,041
500,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc.- Athletic Facilities Project, Refunding
Series 2021 - AGM Insured
4.000 10/01/40 500,733
720,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc.- Athletic Facilities Project, Refunding
Series 2021 - AGM Insured
4.000 10/01/42 717,359
3,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc.- Student Housing & Parking Project,
Series 2018 - AGM Insured
5.000 10/01/48 3,058,712
1,030,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc.- Student Union/University Facilities
Project, Series 2021 - AGM Insured
4.000 10/01/39 1,054,909
750,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Ragin Cajun Facilities, Inc.-Lewis Street Parking Garage Project,
Refunding Series 2021 - AGM Insured
4.000 10/01/42 747,249
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Louisiana
Tech University Student Housing & Recreational Facilities/
Innovative Student Facilities Inc. Project, Refunding Series 2015 -
AGM Insured
5.000 10/01/34 1,006,909
2,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Louisiana
Tech University Student Housing/Innovative Student Facilities Inc.
Project, Refunding Series 2013
5.000 07/01/33 2,001,538
500,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, McNeese
State University Student Parking - Cowboy Facilities, Inc. Project,
Refunding Series 2021
3.000 03/01/33 465,595
1,200,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, McNeese
State University Student Parking - Cowboy Facilities, Inc. Project,
Refunding Series 2021
3.000 03/01/37 1,051,977

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,270,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, McNeese
State University Student Parking - Cowboy Facilities, Inc. Project,
Refunding Series 2021
3.000% 03/01/39 $ 1,060,093
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, McNeese
State University Student Parking - Cowboy Facilities, Inc. Project,
Refunding Series 2021
3.000 03/01/42 801,508
2,385,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Nicholls
State University Student Recreation Center/NSU Facilities
Corporation Project, Refunding Series 2021
4.000 10/01/38 2,193,569
2,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Ragin'
Cajun Facilities Inc.- Student Housing & Parking Project, Series
2017 - AGM Insured
5.000 10/01/39 2,057,154
1,500,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds,
Southeastern Louisiana University student Housing/University
Facilities Project, Series 2017 - AGM Insured
5.000 08/01/42 1,549,090
1,300,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lake Charles College Prep Project, Series 2019A
5.000 06/01/39 1,305,745
220,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Tulane University, Refunding Series 2017A
5.000 12/15/30 232,323
1,680,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/39 1,598,929
1,000,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/57 873,242
200,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase II Project, Series 2017
5.000 07/01/42 204,569
1,500,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase II Project, Series 2017
5.000 07/01/47 1,526,683
2,365,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase III Project, Series 2019A
4.000 07/01/54 2,216,749
4,510,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase III Project, Series 2019A
5.000 07/01/59 4,598,523
1,500,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University Nicolson Gateway Project, Series 2016A
5.000 07/01/46 1,514,556
6,000,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University Nicolson Gateway Project, Series 2016A
5.000 07/01/51 6,043,171
500,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6.250 06/01/52 507,716
540,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6.375 06/01/62 549,023
1,000,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5.000 12/15/43 1,014,643
270,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6.500 06/01/62 272,556
1,275,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series 2021
4.000 10/01/40 1,253,732
20,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series 2021
4.000 10/01/41 19,508
3,350,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series 2021
4.000 10/01/51 3,065,659
1,500,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5.000 10/01/43 1,582,455

Portfolio of Investments November 30, 2024
(continued)
Louisiana

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,400,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5.250% 10/01/48 $ 1,483,508
2,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5.250 10/01/53 2,103,382
250,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Series 2023A
5.000 10/01/27 261,336
250,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Series 2023A
5.000 10/01/28 264,879
2,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Tulane University, Refunding Series 2020A
4.000 04/01/40 2,031,452
3,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Tulane University, Refunding Series 2023A
5.000 10/15/48 3,233,758
1,000,000 (b) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese
of New Orleans, Refunding Series 2017
5.000 07/01/37 850,000
2,835,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017
5.250 10/01/31 3,135,275
2,040,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017
5.250 10/01/46 2,177,067
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 64,047,266
HEALTH CARE - 13.6%
715,000 Calcasieu Parish Memorial Hospital Service District, Louisiana,
Revenue Bonds, Lake Charles Memorial Hospital, Refunding
Series 2019
5.000 12/01/34 727,233
390,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5.000 08/01/39 412,495
505,000 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C
5.000 02/15/36 523,219
2,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Womans Hospital Foundation Project, Refunding Series 2017A
4.000 10/01/41 2,000,621
3,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Womans Hospital Foundation Project, Refunding Series 2017A
5.000 10/01/41 3,090,309
2,000,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Christus Health, Refunding Series 2019A
5.000 07/01/48 2,078,910
3,000,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000 05/15/42 3,072,258
1,610,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000 05/15/46 1,642,065
320,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Franciscan Missionaries of Our Lady Health System, Series 1998A
5.750 07/01/25 325,557
4,000,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Franciscan Missionaries of Our Lady Health System, Series 2017A
5.000 07/01/47 4,073,649
3,000,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Louisiana Children's Medical Center Hospital, Series 2015A-1.
Fixed Rate Mode
5.000 06/01/45 3,097,890
300,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Louisiana Children's Medical Center Hospital, Series 2020A
4.000 06/01/50 295,338
200,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5.000 05/15/47 200,757
310,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5.000 07/01/31 337,480
1,000,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5.000 07/01/32 1,080,914
1,715,000 Saint Tammany Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, St. Tammany Parish Hospital Project,
Refunding Series 2018A
5.000 07/01/36 1,802,699

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,400,000 Saint Tammany Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, St. Tammany Parish Hospital Project,
Refunding Series 2018A
5.000% 07/01/37 $ 1,470,242
1,000,000 Saint Tammany Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, St. Tammany Parish Hospital Project,
Refunding Series 2018A
4.000 07/01/43 953,151
1,305,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
Hospital Revenue Bonds, Series 2021 - BAM Insured
4.000 03/01/38 1,334,154
1,430,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
Hospital Revenue Bonds, Series 2021 - BAM Insured
4.000 03/01/40 1,450,369
1,000,000 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital
Revenue Bonds, North Oaks Health System Project, Refunding
Series 2021
4.000 02/01/39 970,470
1,085,000 Terrebonne Parish Hospital Service District 1, Louisiana, Hospital
Revenue Bonds, Terrebonne General Medical Center, Refunding
Series 2013
4.000 04/01/33 1,085,185
TOTAL HEALTH CARE 32,024,965
HOUSING/MULTIFAMILY - 1.2%
1,810,000 Louisiana Housing Finance Agency, Multifamily Housing Revenue
Bonds, Mallard Crossings Apartments, Series 2011
4.750 10/01/29 1,811,184
1,000,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Provident Group - HSC Properties Inc - LSU Health Foundation,
New Orleans Project, Senior Lien Series 2020A-1
5.500 01/01/50 919,775
TOTAL HOUSING/MULTIFAMILY 2,730,959
HOUSING/SINGLE FAMILY - 2.0%
1,440,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2020B
3.500 06/01/50 1,434,052
2,145,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2021D
3.250 12/01/52 2,121,003
1,085,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2024A
4.650 12/01/54 1,110,248
TOTAL HOUSING/SINGLE FAMILY 4,665,303
INDUSTRIALS - 4.8%
835,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Alcoa Inc. Project, Series 2012
4.750 08/01/42 835,830
540,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Cameron Parish GOMESA Project, Green Series 2018
5.650 11/01/37 576,197
3,000,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Jefferson Parish GOMESA Project, Series 2019
4.000 11/01/44 2,864,835
900,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
New Orleans GOMESA Project, Series 2021
4.000 11/01/46 856,983
80,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Saint John the Baptist Parish GOMESA Project, Series 2019
3.900 11/01/44 75,336
100,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Saint Martin Parish GOMESA Project, Series 2019
4.400 11/01/44 100,748
1,795,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Saint Tammany Parish GOMESA Project, Series 2020
3.875 11/01/45 1,680,978
100,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Terrebonne Parish GOMESA Project, Series 2018
5.375 11/01/38 104,901
100,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Terrebonne Parish GOMESA Project, Series 2018
5.500 11/01/39 105,196
1,460,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Vermilion Parish GOMESA Project, Green Series 2019
4.625 11/01/38 1,498,566
1,000,000 (a),(b) Louisiana Public Facilities Authority, Solid Waste Disposal Facility
Revenue Bonds,  Lousiana Pellets Inc Project, Series 2015, (AMT)
7.000 07/01/24 10

Portfolio of Investments November 30, 2024
(continued)
Louisiana

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIALS (continued)
$ 2,000,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6.100% 06/01/38 $ 2,225,229
205,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6.100 12/01/40 228,624
250,000 (a) Saint Paul Port Authority, Minnesota, Solid Waste Disposal
Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-
7, (AMT)
4.500 10/01/37 245,918
TOTAL INDUSTRIALS 11,399,351
LONG-TERM CARE - 0.9%
2,800,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, The Glen
Retirement System Project, Series 2019A
5.000 01/01/49 2,135,117
TOTAL LONG-TERM CARE 2,135,117
MATERIALS - 0.4%
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3.500 11/01/32 982,029
TOTAL MATERIALS 982,029
TAX OBLIGATION/GENERAL - 7.4%
1,055,000 Calcasieu Parish School District 23, Louisiana, General Obligation
Bonds, Public School Improvement Series 2019 - BAM Insured
4.000 09/01/37 1,077,931
1,600,000 Calcasieu Parish School District 23, Louisiana, General Obligation
Bonds, Public School Improvement Series 2019 - BAM Insured
4.000 09/01/38 1,628,407
265,000 Cameron Parish School District 15, Louisiana, General Obligtion
Bonds, Series 2021
4.000 10/01/37 267,344
350,000 Cameron Parish School District 15, Louisiana, General Obligtion
Bonds, Series 2021
4.000 10/01/39 351,435
425,000 Cameron Parish School District 15, Louisiana, General Obligtion
Bonds, Series 2021
4.000 10/01/40 426,212
1,050,000 Livingston Parish School District 1, Louisiana, General Obligation
Bonds, Series 2021 - BAM Insured
4.000 05/01/38 1,074,548
545,000 Livingston Parish School District 1, Louisiana, General Obligation
Bonds, Series 2021 - BAM Insured
4.000 05/01/39 554,787
1,000,000 Livingston Parish School District 1, Louisiana, General Obligation
Bonds, Series 2021 - BAM Insured
4.000 05/01/41 1,011,600
980,000 Louisiana State, General Obligation Bonds, Series 2021A 5.000 03/01/41 1,071,438
3,130,000 New Orleans, Louisiana, General Obligation Bonds, Audubon
Commission Projects, Series 2021
4.000 10/01/37 3,199,677
1,720,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A
5.000 12/01/37 1,866,296
2,000,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A
5.000 12/01/46 2,124,786
125,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5.000 12/01/27 127,565
525,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5.000 12/01/29 535,306
1,835,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2022
5.250 12/01/38 2,072,535
TOTAL TAX OBLIGATION/GENERAL 17,389,867
TAX OBLIGATION/LIMITED - 13.5%
170,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
4.000 11/15/39 164,602
3,000,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2017B - AGM Insured
5.000 12/01/42 3,102,151
2,000,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2019B - AGM Insured
4.000 12/01/38 2,040,999
3,000,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2019B - AGM Insured
4.000 12/01/39 3,047,522
1,000,000 (a) Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022
4.250 06/01/51 887,601
1,000,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2022
5.500 06/01/52 1,028,465

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 505,000 Louisiana Citizens Property Insurance Corporation, Assessment
Revenue Bonds, Refunding Series 2016A
5.000% 06/01/26 $ 519,643
1,435,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Bossier City
Projects, Series 2015
5.000 06/01/30 1,446,519
2,325,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5.000 07/01/48 2,500,631
1,735,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5.250 07/01/53 1,885,919
725,000 Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Correctional Institution for Women Series 2023
4.000 10/01/41 730,610
1,000,000 Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Correctional Institution for Women Series 2023
4.000 10/01/43 1,002,565
1,435,000 Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Office of Juvenile Justice Project, Series 2021
4.000 10/01/38 1,448,544
1,305,000 Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Office of Juvenile Justice Project, Series 2021
4.000 10/01/40 1,307,372
3,505,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Second Lien Series 2024A
4.000 05/01/44 3,507,364
4,160,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/39 4,332,045
365,000 (a) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
5.000 12/01/27 359,822
344,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/46 116,542
750,000 Saint Charles Parish School Board, Louisiana, Sales & Use Tax
Bonds, Series 2019
4.000 08/01/37 766,273
680,000 Saint Charles Parish School Board, Louisiana, Sales & Use Tax
Bonds, Series 2019
4.000 08/01/39 691,175
1,000,000 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark
Village Development Project, Series 2017A
4.750 11/15/47 856,069
TOTAL TAX OBLIGATION/LIMITED 31,742,433
TRANSPORTATION - 12.2%
1,225,000 Ascension Parish Industrial development Board, Louisiana,
Revenue Bonds, Impala Warehousing (US) LLC Project, Series
2013
6.000 07/01/36 1,225,770
2,000,000 Board of Commissioners of the Port of New Orleans Port Facility
Revenue Bonds, Series 2020 D (Non-AMT) and Series 2020E
(AMT)
5.000 04/01/50 2,091,056
785,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5.000 12/31/51 785,089
1,000,000 Greater New Orleans Expressway Commission, Louisiana, Toll
Revenue Bonds, Subordinate Lien Series 2017 - AGM Insured
5.000 11/01/47 1,007,526
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5.000 10/01/34 106,921
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5.250 10/01/35 108,651
175,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5.250 10/01/37 189,810
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5.250 10/01/38 108,545
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5.250 10/01/39 108,466
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5.250 10/01/40 108,259
1,185,000 (a) Louisiana Public Facilities Authority, Dock and Wharf Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, (AMT)
6.500 07/01/36 1,185,723
2,000,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.750 09/01/64 2,200,333

Portfolio of Investments November 30, 2024
(continued)
Louisiana

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 3,465,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.000% 09/01/66 $ 3,600,199
200,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Gilf Opportunity Zone Project, Refunding Series 2019
4.000 01/01/37 201,733
1,000,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Gilf Opportunity Zone Project, Refunding Series 2019
4.000 01/01/38 1,008,847
1,015,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Gilf Opportunity Zone Project, Refunding Series 2019
4.000 01/01/39 1,021,827
2,000,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2015B, (AMT)
5.000 01/01/35 2,002,351
1,880,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2017B, (AMT)
5.000 01/01/48 1,900,018
1,000,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Series 2024C-2, (AMT)
5.250 01/01/49 1,070,388
1,250,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Series 2024C-2, (AMT)
5.250 01/01/51 1,336,444
3,100,000 New Orleans Aviation Board, Louisiana, Special Facility Revenue
Bonds, Parking Facilities Corporation Consolidated Garage
System, Series 2018A - AGM Insured
5.000 10/01/43 3,220,098
840,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/46 840,015
500,000 (a) Plaquemines Port, Harbor and Terminal District, Facilities
Revenue Bonds, NOLA Terminal LLC Project Dock and Wharf
Series 2024A
9.000 12/01/44 513,568
2,750,000 Port New Orleans Board of Commissioners, Louisiana, Revenue
Bonds, Port Facilities, Refunding Series 2018B - AGM Insured,
(AMT)
5.000 04/01/45 2,811,494
TOTAL TRANSPORTATION 28,753,131
U.S. GUARANTEED - 1.8% (c)
1,000,000 East Baton Rouge Sewerage Commission, Louisiana, Revenue
Bonds, Refunding Series 2014B, (Pre-refunded 2/01/25)
5.000 02/01/39 1,003,039
1,575,000 Louisiana Public Facilities Authority, Hospital Revenue and
Refunding Bonds, Lafayette General Medical Center Project,
Series 2016A, (Pre-refunded 11/01/25)
5.000 11/01/41 1,603,740
25,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Franciscan Missionaries of Our Lady Health System, Series
1998A, (ETM)
5.750 07/01/25 25,392
355,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Tulane University, Refunding Series 2020A, (Pre-refunded
4/01/30)
4.000 04/01/50 372,484
1,315,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015, (Pre-refunded 6/01/25)
5.000 06/01/40 1,328,036
TOTAL U.S. GUARANTEED 4,332,691
UTILITIES - 11.2%
1,665,000 East Baton Rouge Sewerage Commission, Louisiana, Revenue
Bonds, Refunding Series 2019A
4.000 02/01/45 1,657,083
505,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/35 559,507
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5.000 01/01/50 1,040,772
535,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5.000 10/01/39 588,624
1,525,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
East Baton Rouge Sewerage Commission Projects, Refunding
Subordinate Lien Series 2024 - BAM Insured
5.000 02/01/41 1,697,280
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Entergy Lousiana, LLC Project, Refunding Series 2021B
2.500 04/01/36 842,094
7,315,000 Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power
LLC Project, Series 2008
4.250 12/01/38 7,314,923
1,085,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2020B
5.000 06/01/45 1,140,744

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,000,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2020B
4.000% 06/01/50 $ 966,022
1,000,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4.750 06/01/33 1,062,281
1,505,000 Pineville, Louisiana, Utility Revenue Bonds, Series 2022 - BAM
Insured
4.000 05/01/42 1,522,612
1,000,000 Pineville, Louisiana, Utility Revenue Bonds, Series 2022 - BAM
Insured
4.000 05/01/47 1,001,418
365,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
4.000 12/01/49 352,957
1,500,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2020B
3.000 12/01/50 1,145,498
1,500,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series
2003A Refunding - BAM Insured
5.000 12/01/32 1,573,776
2,000,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series
2016B - BAM Insured
5.000 12/01/41 2,047,514
1,000,000 Tangipahoa Water District, Tangipahoa, Louisiana, Water
Revenue Bonds, Refunding Series 2024
4.000 12/01/44 978,291
295,000 Tangipahoa Water District, Tangipahoa, Louisiana, Water
Revenue Bonds, Series 2021 - BAM Insured
4.000 12/01/38 302,265
500,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5.000 07/01/31 471,804
TOTAL UTILITIES 26,265,465
TOTAL MUNICIPAL BONDS
(Cost $238,845,383) 231,628,977
TOTAL LONG-TERM INVESTMENTS
(Cost $238,845,383) 231,628,977
OTHER ASSETS & LIABILITIES, NET - 1.6% 3,796,678
NET ASSETS - 100% $ 235,425,655
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $21,596,255 or 9.3% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Portfolio of Investments November 30, 2024
North Carolina
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.4%
X 538,155,911 MUNICIPAL BONDS - 98.4%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 16.2%
$ 1,995,000 Appalachian State University, North Carolina, General Revenue
Bonds, Millennial Campus End Zone Project, Series 2018
5.000% 05/01/44 $ 2,086,321
3,415,000 Appalachian State University, North Carolina, General Revenue
Bonds, Series 2019
4.000 10/01/48 3,371,200
2,000,000 East Carolina University, North Carolina, General Revenue Bonds,
Series 2016A
5.000 10/01/29 2,052,618
620,000 Elizabeth City State University, North Carolina, General Revenue
Bonds, Series 2019 - AGM Insured
5.000 04/01/26 633,781
645,000 Elizabeth City State University, North Carolina, General Revenue
Bonds, Series 2019 - AGM Insured
5.000 04/01/27 671,808
425,000 Elizabeth City State University, North Carolina, General Revenue
Bonds, Series 2019 - AGM Insured
5.000 04/01/28 447,961
465,000 Elizabeth City State University, North Carolina, General Revenue
Bonds, Series 2019 - AGM Insured
5.000 04/01/29 495,861
745,000 Elizabeth City State University, North Carolina, General Revenue
Bonds, Series 2019 - AGM Insured
5.000 04/01/30 797,751
1,500,000 Elizabeth City State University, North Carolina, General Revenue
Bonds, Series 2019 - AGM Insured
5.000 04/01/40 1,571,685
4,500,000 North Carolina Agricultural & Technical State University, General
Revenue Bonds, Refunding Series 2015A
5.000 10/01/40 4,550,574
1,000,000 North Carolina Capital Facilities Finance Agency, Educational
Facilities Revenue Bonds, Campbell University, Refunding Series
2021A
5.000 10/01/33 1,056,538
800,000 North Carolina Capital Facilities Financing Agency, Educational
Facilities Revenue Bond, Meredith College, Refunding Series
2016
4.000 06/01/33 761,545
685,000 North Carolina Capital Facilities Financing Agency, Educational
Facilities Revenue Bond, Meredith College, Refunding Series
2016
4.000 06/01/34 645,050
5,000,000 North Carolina Capital Facilities Financing Agency, Educational
Facilities Revenue Bond, Meredith College, Refunding Series
2018
5.000 06/01/38 5,000,426
5,000,000 North Carolina Capital Facilities Financing Agency, Educational
Facility Revenue Bonds, Wake Forest University, Refunding Series
2016
4.000 01/01/35 5,059,673
7,500,000 North Carolina Capital Facilities Financing Agency, Educational
Facility Revenue Bonds, Wake Forest University, Series 2018
5.000 01/01/48 7,795,321
3,215,000 North Carolina Central University, General Revenue Bonds,
Refunding Series 2016
5.000 10/01/27 3,287,343
1,035,000 North Carolina Central University, General Revenue Bonds,
Series 2019
5.000 04/01/38 1,089,928
1,000,000 North Carolina State Education Assistance Authority, Student
Loan Revenue Bonds, Senior Series 2020A, (AMT)
5.000 06/01/28 1,044,088
1,700,000 North Carolina State University at Raleigh, General Revenue
Bonds, Refunding Series 2018
4.000 10/01/40 1,759,990
1,790,000 North Carolina State University at Raleigh, General Revenue
Bonds, Refunding Series 2018
4.000 10/01/41 1,849,757
3,660,000 North Carolina State University at Raleigh, General Revenue
Bonds, Series 2024B
4.000 10/01/45 3,699,745
1,250,000 North Carolina State University at Raleigh, General Revenue
Bonds, Series 2024B
4.000 10/01/46 1,259,723
5,000,000 University of North Carolina, Asheville, General Revenue Bonds,
Refunding Series 2017
5.000 06/01/42 5,086,519
230,000 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2017A
5.000 10/01/31 243,329
4,415,000 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2017A
4.000 10/01/40 4,440,954
2,165,000 University of North Carolina, Charlotte, General Revenue Bonds,
Series 2017
5.000 10/01/42 2,254,831
6,600,000 University of North Carolina, Charlotte, General Revenue Bonds,
Series 2017
5.000 10/01/47 6,843,130

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,000,000 University of North Carolina, Greensboro, General Revenue
Bonds, Refunding Series 2017
5.000% 04/01/30 $ 1,064,421
835,000 University of North Carolina, Greensboro, General Revenue
Bonds, Refunding Series 2017
5.000 04/01/31 886,747
6,000,000 University of North Carolina, Greensboro, General Revenue
Bonds, Series 2018
5.000 04/01/43 6,267,193
4,500,000 Western Carolina University, North Carolina, General Revenue
Bonds, Series 2018
5.000 10/01/43 4,664,377
6,000,000 Western Carolina University, North Carolina, General Revenue
Bonds, Series 2020B
4.000 04/01/45 6,031,916
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 88,772,104
HEALTH CARE - 11.7%
3,000,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare System,
Refunding Series 2016A
5.000 01/15/36 3,056,737
1,685,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare System,
Refunding Series 2016A
5.000 01/15/40 1,710,971
3,750,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Refunding Series 2018A
4.000 01/15/39 3,811,322
500,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Refunding Series 2018D, (Mandatory Put 6/15/27)
3.625 01/15/48 505,336
28,995,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Novant Health Obligated Group, Series 2019A
4.000 11/01/49 28,663,201
1,000,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Rex Healthcare, Series 2015A
5.000 07/01/32 1,009,075
2,950,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Rex Healthcare, Series 2015A
5.000 07/01/44 2,966,020
5,860,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Vidant Health, Refunding Series 2015
5.000 06/01/40 5,894,523
3,000,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Vidant Health, Refunding Series 2015
5.000 06/01/45 3,012,767
2,000,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Wake Forest Baptist Obligated Group, Series
2012A
5.000 12/01/45 2,001,989
1,000,000 North Carolina Medical Care Commission, Health Care Facilities
Revenues Bonds, Wake Forest Baptist Obligated Group, Series
2019A
5.000 12/01/31 1,067,778
1,000,000 North Carolina Medical Care Commission, Health Care Facilities
Revenues Bonds, Wake Forest Baptist Obligated Group, Series
2019A
5.000 12/01/33 1,064,368
8,010,000 University of North Carolina, Chapel Hill, Revenue Bonds,
Hospital System, Series 2019
5.000 02/01/45 9,354,144
TOTAL HEALTH CARE 64,118,231
HOUSING/SINGLE FAMILY - 1.2%
4,995,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Series 52-A
4.900 07/01/43 5,205,290
1,000,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Social Series 52-A
5.000 07/01/46 1,042,400
TOTAL HOUSING/SINGLE FAMILY 6,247,690
LONG-TERM CARE - 1.9%
280,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Lutheran Services for the Aging, Series 2021A
4.000 03/01/29 281,618
285,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Lutheran Services for the Aging, Series 2021A
4.000 03/01/30 285,655
295,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Lutheran Services for the Aging, Series 2021A
4.000 03/01/31 295,471
550,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Lutheran Services for the Aging, Series 2021A
4.000 03/01/41 520,338
2,970,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, EveryAge, Series 2021A
4.000 09/01/47 2,662,076

Portfolio of Investments November 30, 2024
(continued)
North Carolina

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 1,105,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, Sharon Towers, Series 2019A
5.000% 07/01/44 $ 1,118,022
950,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series
2021
4.000 09/01/46 855,177
550,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, United Methodist Retirement
Homes, Refunding Series 2016A
5.000 10/01/30 565,366
225,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, United Methodist Retirement
Homes, Refunding Series 2016A
5.000 10/01/31 231,165
1,260,000 North Carolina Medical Care Commission, Retirement Facility
First Mortgage Revenue Bonds, Everyage, Series 2024B
5.000 09/01/44 1,318,299
900,000 North Carolina Medical Care Commission, Retirement Facility
Revenue Bonds, Penick Village Project First Mortgage Series
2024A
5.000 09/01/34 943,096
1,225,000 North Carolina Medical Care Commission, Revenue Bonds, First
Mortgage Galloway Ridge Project, Refunding Series 2019A
5.000 01/01/39 1,200,700
TOTAL LONG-TERM CARE 10,276,983
TAX OBLIGATION/GENERAL - 8.7%
500,000 Asheville, North Carolina, General Obligation Bonds, Refunding
Series 2023
5.000 06/01/35 580,223
500,000 Asheville, North Carolina, General Obligation Bonds, Refunding
Series 2023
4.000 06/01/39 524,248
1,750,000 Charlotte, North Carolina, General Obligation Bonds, Refunding
Series 2016A
4.000 07/01/36 1,762,120
4,240,000 Charlotte, North Carolina, General Obligation Bonds, Refunding
Series 2024
5.000 07/01/32 4,911,564
2,020,000 County of Durham, North Carolina, General Obligation Bonds,
Refunding Series 2023
4.000 06/01/40 2,108,135
1,000,000 County of Durham, North Carolina, General Obligation Bonds,
Refunding Series 2023
4.000 06/01/41 1,035,378
1,870,000 County of Durham, North Carolina, General Obligation Bonds,
Refunding Series 2023
4.000 06/01/42 1,921,975
3,000,000 Guilford County, North Carolina, General Obligation Bonds,
School Series 2024
4.000 03/01/41 3,113,953
1,450,000 Huntersville, North Carolina, General Obligation Bonds, Public
Improvement Series 2024
5.000 12/01/37 1,696,249
1,270,000 Huntersville, North Carolina, General Obligation Bonds, Public
Improvement Series 2024
4.000 12/01/39 1,339,668
1,450,000 Huntersville, North Carolina, General Obligation Bonds, Public
Improvement Series 2024
4.000 12/01/40 1,520,159
2,000,000 Pender County, North Carolina, General Obligation Bonds,
School Series 2024
4.000 03/01/43 2,037,108
1,000,000 Pender County, North Carolina, Limited General Obligation
Bonds, Series 2024A
5.000 04/01/36 1,157,071
1,000,000 Pender County, North Carolina, Limited General Obligation
Bonds, Series 2024A
5.000 04/01/38 1,148,016
1,000,000 Pender County, North Carolina, Limited General Obligation
Bonds, Series 2024A
5.000 04/01/40 1,130,864
1,000,000 Pender County, North Carolina, Limited General Obligation
Bonds, Series 2024A
5.000 04/01/41 1,125,708
1,260,000 Sampson County Water & Sewer District II, North Carolina,
General Obligation Bonds, Refunding Series 2015
5.000 06/01/40 1,266,298
2,970,000 Union County, North Carolina, General Obligation Bonds, School
Series 2023
5.000 09/01/42 3,351,457
810,000 Wake County, North Carolina, General Obligation Bonds, Parks,
Greenways, Recreation and Open Space, Series 2022C
5.000 02/01/29 887,671
5,000,000 Wake County, North Carolina, General Obligation Bonds, Public
Improvement Series 2023A
5.000 05/01/39 5,690,878
500,000 Wake County, North Carolina, Limited Obligation Bonds,
Refunding Series 2016A
5.000 12/01/35 516,528
2,045,000 Wake County, North Carolina, Limited Obligation Bonds, Series
2018A
5.000 08/01/36 2,176,473

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,000,000 Wake County, North Carolina, Limited Obligation Bonds, Series
2019
5.000% 09/01/30 $ 2,203,125
2,000,000 Wake County, North Carolina, Limited Obligation Bonds, Series
2019
5.000 09/01/36 2,169,047
2,000,000 Wake County, North Carolina, Limited Obligation Bonds, Series
2024
5.000 05/01/36 2,333,714
TOTAL TAX OBLIGATION/GENERAL 47,707,630
TAX OBLIGATION/LIMITED - 21.3%
1,250,000 Buncombe County, North Carolina, Limited Obligation Bonds,
Series 2015
5.000 06/01/33 1,261,242
2,375,000 Buncombe County, North Carolina, Limited Obligation Bonds,
Series 2015
5.000 06/01/34 2,395,908
1,375,000 Buncombe County, North Carolina, Limited Obligation Bonds,
Series 2015
5.000 06/01/35 1,386,773
400,000 Burke County, North Carolina, Limited Obligation Bonds, Series
2018
5.000 04/01/29 418,597
100,000 Burke County, North Carolina, Limited Obligation Bonds, Series
2018
5.000 04/01/31 104,515
4,675,000 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2022A
5.000 06/01/40 5,214,054
3,750,000 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2024A
5.000 08/01/41 4,238,950
3,750,000 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2024A
5.000 08/01/42 4,221,716
1,500,000 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2024A
5.000 08/01/43 1,681,762
500,000 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2024A
5.000 08/01/44 558,806
310,000 Charlotte, North Carolina, Certificates of Participation,
Convention Facilities Project, Series 2019A
5.000 06/01/33 337,366
3,500,000 Charlotte, North Carolina, Certificates of Participation,
Convention Facilities Project, Series 2019A
5.000 06/01/44 3,713,573
1,465,000 Charlotte, North Carolina, Certificates of Participation, Nascar
Hall of Fame Public Facilities, Refunding Series 2019C
4.000 06/01/37 1,496,982
4,080,000 Charlotte, North Carolina, Certificates of Participation, Refunding
Cultural Arts Facilities Series 2019B
5.000 06/01/35 4,419,181
1,930,000 Charlotte, North Carolina, Certificates of Participation, Refunding
Cultural Arts Facilities Series 2019B
5.000 06/01/37 2,081,024
1,000,000 Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
Refunding Series 2024
4.000 12/01/49 1,010,297
3,000,000 Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
Refunding Series 2024
4.000 12/01/54 3,022,193
1,000,000 Davidson County, North Carolina, General Obligation Bonds,
Limited Obligation Series 2016
5.000 06/01/28 1,030,466
1,795,000 Davidson County, North Carolina, General Obligation Bonds,
Limited Obligation Series 2016
5.000 06/01/30 1,846,175
1,475,000 Duplin County, North Carolina, Limited Obligation Bonds,
County Water Districts, Series 2016
5.000 04/01/32 1,507,780
1,000,000 Duplin County, North Carolina, Limited Obligation Bonds,
County Water Districts, Series 2016
5.000 04/01/34 1,020,550
1,265,000 Durham Capital Financing Corporation, Durham County, North
Carolina, Limited Obligation Bonds, Refunding Series 2016
5.000 12/01/30 1,312,388
900,000 Greensboro, North Carolina Limited Obligation Bonds, Series
2024
4.000 10/01/44 912,326
600,000 Lee County, North Carolina, Limited Obligation Bonds, Series
2018
4.000 05/01/36 606,549
120,000 (a) Mooresville, North Carolina, Special Assessment Revenue Bonds,
Series 2015
4.375 03/01/25 119,713
1,600,000 (a) Mooresville, North Carolina, Special Assessment Revenue Bonds,
Series 2015
5.375 03/01/40 1,538,484
660,000 Nags Head, North Carolina, Limited Obligation Bonds, Series
2023
5.000 06/01/37 754,558
920,000 Nags Head, North Carolina, Limited Obligation Bonds, Series
2023
5.000 06/01/39 1,042,374

Portfolio of Investments November 30, 2024
(continued)
North Carolina

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 930,000 Nags Head, North Carolina, Limited Obligation Bonds, Series
2023
5.000% 06/01/41 $ 1,041,583
935,000 Nags Head, North Carolina, Limited Obligation Bonds, Series
2023
5.000 06/01/42 1,043,349
3,620,000 New Hanover County, North Carolina, Limited Obligation Bonds,
New Hanover County Financing Corporation, Series 2021
5.000 08/01/29 3,986,340
1,000,000 New Hanover County, North Carolina, Limited Obligation Bonds,
Series 2024
5.000 10/01/40 1,146,722
1,560,000 New Hanover County, North Carolina, Limited Obligation Bonds,
Series 2024
5.000 10/01/41 1,773,346
680,000 New Hanover County, North Carolina, Limited Obligation Bonds,
Series 2024
5.000 10/01/42 769,201
4,500,000 North Carolina State, Federal Grant Anticipation Revenue,
Vehicle Series 2021
5.000 03/01/31 5,067,883
260,000 North Carolina State, Limited Obligation Bonds, Refunding
Series 2017B
5.000 05/01/28 273,663
5,275,000 North Carolina State, Limited Obligation Bonds, Refunding
Series 2017B
5.000 05/01/29 5,536,151
8,950,000 North Carolina State, Limited Obligation Bonds, Refunding
Series 2017B
5.000 05/01/30 9,385,917
2,165,000 North Carolina State, Limited Obligation Bonds, Series 2020B 5.000 05/01/32 2,406,167
1,785,000 North Carolina State, Limited Obligation Bonds, Series 2022A 5.000 05/01/32 2,050,133
3,554,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/33 2,538,342
5,296,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.500 07/01/34 5,313,295
2,200,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4.550 07/01/40 2,208,016
7,405,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 7,405,064
1,000,000 Rocky Mount, North Carolina, Special Obligation Bonds, Series
2016
5.000 05/01/29 1,027,295
1,360,000 Rowan County, North Carolina, Limited Obligation Bonds, Series
2024
4.000 04/01/44 1,373,575
2,445,000 Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2015
5.000 12/01/35 2,480,955
3,570,000 Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2017
5.000 09/01/40 3,682,966
500,000 Scotland County, North Carolina, Limited Obligation Bonds,
Series 2017
5.000 12/01/30 523,162
250,000 Scotland County, North Carolina, Limited Obligation Bonds,
Series 2017
5.000 12/01/33 259,939
660,000 Scotland County, North Carolina, Limited Obligation Bonds,
Series 2018
5.000 12/01/33 699,435
690,000 Scotland County, North Carolina, Limited Obligation Bonds,
Series 2018
5.000 12/01/35 727,331
1,000,000 Wilmington, North Carolina, Limited Obligation Bonds,
Refunding Series 2016
5.000 06/01/30 1,029,844
500,000 Wilmington, North Carolina, Limited Obligation Bonds, Series
2023D
5.000 09/01/40 566,362
1,250,000 Wilmington, North Carolina, Limited Obligation Bonds, Series
2023D
5.000 09/01/41 1,404,722
1,250,000 Wilmington, North Carolina, Limited Obligation Bonds, Series
2023D
5.000 09/01/43 1,394,159
TOTAL TAX OBLIGATION/LIMITED 116,369,219
TRANSPORTATION - 17.8%
1,925,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A
5.000 07/01/42 1,998,634
6,610,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A
5.000 07/01/47 6,828,780
5,000,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2021A
4.000 07/01/51 4,966,908
1,500,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5.000 12/31/37 1,505,422

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 11,170,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5.000% 06/30/54 $ 11,183,415
865,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0.000 07/01/27 781,977
880,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0.000 07/01/29 726,605
175,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0.000 07/01/32 124,356
1,500,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0.000 07/01/34 961,009
2,905,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0.000 07/01/35 1,765,621
3,735,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0.000 07/01/38 1,941,965
3,995,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0.000 07/01/39 1,973,214
2,385,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0.000 07/01/40 1,119,136
1,200,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Series 2017A
5.000 07/01/47 1,215,531
5,150,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Capital Appreciation Series 2019
0.000 01/01/42 2,584,688
15,500,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Capital Appreciation Series 2019
0.000 01/01/47 6,186,399
6,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Capital Appreciation Series 2019
0.000 01/01/48 2,290,281
3,600,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Capital Appreciation Series 2019
0.000 01/01/49 1,315,452
4,875,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Series 2018A
4.000 01/01/36 4,946,835
70,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0.000 01/01/34 50,887
3,760,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0.000 01/01/35 2,619,660
21,205,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0.000 01/01/36 14,124,990
20,150,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0.000 01/01/37 12,835,449
15,615,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0.000 01/01/38 9,490,235
2,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2024A - AGM Insured
5.000 01/01/58 2,155,727
1,225,000 Raleigh Durham Airport Authority, North Carolina, Airport
Revenue Bonds, Refunding Series 2015A
5.000 05/01/29 1,235,856
300,000 Raleigh Durham Airport Authority, North Carolina, Airport
Revenue Bonds, Refunding Series 2015A
5.000 05/01/30 302,629
TOTAL TRANSPORTATION 97,231,661
U.S. GUARANTEED - 2.2% (b)
400,000 Cary, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017, (Pre-refunded 12/01/26)
4.000 12/01/38 410,018
1,700,000 Cary, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017, (Pre-refunded 12/01/26)
5.000 12/01/41 1,775,412
2,895,000 New Hanover County, North Carolina, Hospital Revenue Bonds,
New Hanover Regional Medical Center, Series 2017, (Pre-
refunded 10/01/27)
5.000 10/01/35 3,078,677
2,990,000 New Hanover County, North Carolina, Hospital Revenue Bonds,
New Hanover Regional Medical Center, Series 2017, (Pre-
refunded 10/01/27)
5.000 10/01/42 3,179,704
960,000 New Hanover County, North Carolina, Hospital Revenue Bonds,
New Hanover Regional Medical Center, Series 2017, (Pre-
refunded 10/01/27)
5.000 10/01/47 1,020,908
2,420,000 North Carolina Capital Facilities Finance Agency, Revenue Bonds,
Duke University Project, Series 2015 A, (Pre-refunded 10/01/25)
5.000 10/01/55 2,460,704

Portfolio of Investments November 30, 2024
(continued)
North Carolina

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. GUARANTEED (b) (continued)
$ 310,000 North Carolina Eastern Municipal Power Agency, Power System
Revenue Bonds, Refunding Series 1993B, (ETM)
6.000% 01/01/26 $ 319,600
TOTAL U.S. GUARANTEED 12,245,023
UTILITIES - 17.4%
1,800,000 Brunswick County, North Carolina, Enterprise System Revenue
Bonds, Series 2020
3.000 04/01/46 1,488,515
1,895,000 Cape Fear Public Utility Authority, North Carolina,  Water and
Sewer System Revenue Bonds, Refunding Series 2019A
4.000 08/01/38 1,929,478
6,615,000 Cape Fear Public Utility Authority, North Carolina,  Water and
Sewer System Revenue Bonds, Refunding Series 2019A
4.000 08/01/44 6,662,065
940,000 Charlotte, North Carolina, Water and Sewer System Revenue
Bonds, Refunding Series 2015
5.000 07/01/32 950,026
500,000 Charlotte, North Carolina, Water and Sewer System Revenue
Bonds, Refunding Series 2018
5.000 07/01/44 525,863
1,000,000 Charlotte, North Carolina, Water and Sewer System Revenue
Bonds, Series 2024
5.000 07/01/35 1,179,659
3,875,000 City of Raleigh, North Carolina, Combined Enterprise System
Revenue and Refunding Bonds, Series 2023
5.000 09/01/48 4,301,336
1,900,000 Clayton, North Carolina, Water and Sewer System Revenue
Bonds, Series 2022
5.000 08/01/45 2,071,280
1,000,000 Concord, North Carolina, Utilities Systems Revenue Bonds,
Refunding Series 2016
5.000 12/01/33 1,026,420
1,130,000 Fuquay-Varina, North Carolina, Combined Utilities Revenue
Bonds, Series 2024C
5.000 06/01/32 1,295,964
1,250,000 Fuquay-Varina, North Carolina, Combined Utilities Revenue
Bonds, Series 2024C
4.125 06/01/49 1,269,682
5,000,000 Greensboro, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2017A
4.000 06/01/47 5,016,122
13,060,000 Greensboro, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2022
5.250 06/01/47 14,534,505
1,000,000 Greensboro, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2024B
5.000 06/01/49 1,113,068
3,000,000 Greensboro, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2024B
5.000 06/01/54 3,307,427
330,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022
4.000 12/01/41 336,461
325,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022
4.000 12/01/42 330,859
300,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022
4.125 12/01/43 306,462
330,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022
4.125 12/01/44 336,401
725,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022
5.000 12/01/46 796,278
3,330,000 Greenville, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2016
4.000 04/01/46 3,336,036
600,000 Jacksonville City, North Carolina, Enterprise System Revenue
Bonds, Refunding Series 2016
5.250 05/01/29 662,677
3,500,000 Johnston County, North Carolina, Water and Sewer Revenue
Bonds, Series 2023
4.000 04/01/48 3,532,847
4,125,000 Johnston County, North Carolina, Water and Sewer Revenue
Bonds, Series 2023
4.000 04/01/53 4,151,533
3,335,000 Johnston County, North Carolina, Water and Sewer Revenue
Bonds, Series 2024
5.000 04/01/49 3,670,208
2,870,000 Mebane, North Carolina, Combined Utilities Revenue Bonds,
Series 2024
5.000 08/01/41 3,254,326
1,750,000 Metropolitan Sewerage District of Buncombe County, North
Carolina, Sewerage System Revenue Bonds, Series 2014
5.000 07/01/39 1,751,257
1,430,000 Monroe, North Carolina, Combined Enterprise System Revenue
Bonds, Refunding Series 2017
5.000 03/01/43 1,456,656
295,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5.000 01/01/27 301,192
3,065,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2016A
5.000 01/01/29 3,150,480

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 740,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2016A
5.000% 01/01/30 $ 759,826
3,185,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2015
5.000 06/01/34 3,206,603
3,345,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2015
5.000 06/01/35 3,366,886
1,215,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2017
5.000 06/01/27 1,275,273
1,335,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2017
5.000 06/01/28 1,398,589
1,000,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2017
5.000 06/01/33 1,042,322
940,000 Onslow County, North Carolina, Combined Enterprise System
Revenue Bonds, Refunding Series 2016
5.000 12/01/28 977,786
1,800,000 Onslow County, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2023
5.000 12/01/53 1,954,986
2,805,000 Sanford, North Carolina, Enterprise Systems Revenue Bonds,
Refunding Series 2019
4.000 06/01/45 2,819,840
1,020,000 Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2015
5.000 06/01/31 1,039,122
500,000 Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2015
5.000 06/01/32 509,142
1,400,000 Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2019A
4.000 06/01/44 1,409,690
1,275,000 Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2021
3.000 06/01/51 1,005,383
365,000 Winston-Salem, North Carolina, Water and Sewer System
Revenue Bonds, Refunding Series 2016A
5.000 06/01/29 376,839
TOTAL UTILITIES 95,187,370
TOTAL MUNICIPAL BONDS
(Cost $524,820,029) 538,155,911
TOTAL LONG-TERM INVESTMENTS
(Cost $524,820,029) 538,155,911
OTHER ASSETS & LIABILITIES, NET - 1.6% 8,901,547
NET ASSETS - 100% $ 547,057,458
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,658,197 or 0.3% of Total Inves tments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

November 30, 2024 (Unaudited) Georgia Louisiana North Carolina
ASSETS
Long-term investments, at value
†
$ 171,438,804 $ 231,628,977 $ 538,155,911
Cash 484,665 – 944,292
Receivables:
Interest 2,441,587 3,182,054 6,626,640
Investments sold – 797,042 2,505,000
Shares sold 42,089 31,212 305,855
Sale of Vistra Vision interest
(1)
– 6,807,094 –
Other 6,225 6,719 39,789
Total assets 174,413,370 242,453,098 548,577,487
LIABILITIES
Cash overdraft – 6,351,649 –
Payables:
Management fees 71,537 95,550 217,266
Dividends 60,494 79,300 282,256
Interest 400 453 1,222
Shares redeemed 236,367 212,412 745,839
Vistra Vision sale transactions costs
(1)
– 163,680 –
Accrued expenses:
Custodian fees 26,913 32,498 51,944
Trustees fees 3,344 4,046 36,989
Professional fees 27,958 29,425 47,150
Shareholder reporting expenses 14,630 12,523 23,079
Shareholder servicing agent fees 25,664 19,645 79,488
12b-1 distribution and service fees 19,453 26,242 34,796
Other — 20 —
Total liabilities 486,760 7,027,443 1,520,029
Net assets $ 173,926,610 $ 235,425,655 $ 547,057,458
NET ASSETS CONSIST OF:
Paid-in capital $ 190,986,797 $ 246,330,258 $ 588,415,259
Total distributable earnings (loss) (17,060,187) (10,904,603) (41,357,801)
Net assets $ 173,926,610 $ 235,425,655 $ 547,057,458
†
Long-term investments, cost $ 169,108,072 $ 238,845,383 $ 524,820,029
(1) Refer to Note 4 of the Notes to Financial Statements for more information.
Georgia Louisiana North Carolina
CLASS A:
Net assets $ 107,317,654 $ 130,197,840 $ 194,365,276
Shares outstanding 10,852,252 12,171,716 19,103,051
Net asset value ("NAV") per share $ 9.89 $ 10.70 $ 10.17
Maximum sales charge 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus maximum sales charge) $ 10.32 $ 11.17 $ 10.62
CLASS C:
Net assets $ 2,299,346 $ 5,948,243 $ 4,029,780
Shares outstanding 233,126 558,868 395,884
NAV and offering price per share $ 9.86 $ 10.64 $ 10.18
CLASS I:
Net assets $ 64,309,610 $ 99,279,572 $ 348,662,402
Shares outstanding 6,519,966 9,265,368 34,151,983
NAV and offering price per share $ 9.86 $ 10.72 $ 10.21
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01

Statement of Operations
See Notes to Financial Statements

Six Months Ended November 30, 2024 (Unaudited) Georgia Louisiana North Carolina
INVESTMENT INCOME
Interest $ 3,375,602 $ 3,885,352 $ 9,696,979
Total investment income 3,375,602 3,885,352 9,696,979
EXPENSES
– – –
Management fees 448,431 569,508 1,317,568
12b-1 service fees - Class A 111,831 133,167 192,248
12b-1 distribution and service fees - Class C 11,757 30,493 23,443
Shareholder servicing agent fees - Class A 32,687 20,530 53,056
Shareholder servicing agent fees - Class C 687 940 1,294
Shareholder servicing agent fees - Class I 18,684 13,536 94,062
Interest expense 12,166 27,564 37,735
Trustees fees 3,543 4,543 10,608
Custodian expenses 20,334 25,280 39,641
Registration fees 1,804 1,752 2,121
Professional fees 25,514 26,651 35,768
Shareholder reporting expenses 18,035 16,774 20,924
Other 4,725 4,540 8,277
Total expenses 710,198 875,278 1,836,745
Net investment income (loss) 2,665,404 3,010,074 7,860,234
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (515,245) 3,803,116 (959,003)
Swap contracts — (1,956,754) —
Net realized gain (loss) (515,245) 1,846,362 (959,003)
Change in unrealized appreciation (depreciation) on:
Investments 5,059,556 1,215,641 14,990,259
Net change in unrealized appreciation (depreciation) 5,059,556 1,215,641 14,990,259
Net realized and unrealized gain (loss) 4,544,311 3,062,003 14,031,256
Net increase (decrease) in net assets from operations $ 7,209,715 $ 6,072,077 $ 21,891,490

Statement of Changes in Net Assets
See Notes to Financial Statements

Georgia Louisiana
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
OPERATIONS
Net investment income (loss) $ 2,665,404 $ 5,346,653 $ 3,010,074 $ 6,312,752
Net realized gain (loss) (515,245) (1,728,357) 1,846,362 959,548
Net change in unrealized appreciation (depreciation) 5,059,556 1,287,055 1,215,641 2,227,291
Net increase (decrease) in net assets from operations 7,209,715 4,905,351 6,072,077 9,499,591
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,646,141) (3,483,988) (1,971,874) (3,923,015)
Class C (24,670) (54,266) (66,761) (157,546)
Class I (1,003,819) (1,834,889) (1,400,963) (2,164,549)
Total distributions (2,674,630) (5,373,143) (3,439,598) (6,245,110)
FUND SHARE TRANSACTIONS
Subscriptions 11,503,423 58,587,426 33,142,793 40,004,044
Reinvestments of distributions 2,315,820 4,673,005 2,999,745 5,483,235
Redemptions (22,524,369) (65,761,830) (17,062,823) (46,752,216)
Net increase (decrease) from Fund share transactions (8,705,126) (2,501,399) 19,079,715 (1,264,937)
Net increase (decrease) in net assets (4,170,041) (2,969,191) 21,712,194 1,989,544
Net assets at the beginning of period 178,096,651 181,065,842 213,713,461 211,723,917
Net assets at the end of period $ 173,926,610 $ 178,096,651 $ 235,425,655 $ 213,713,461

See Notes to Financial Statements

North Carolina
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
OPERATIONS
Net investment income (loss) $ 7,860,234 $ 14,733,966
Net realized gain (loss) (959,003) (9,714,893)
Net change in unrealized appreciation (depreciation) 14,990,259 4,769,854
Net increase (decrease) in net assets from operations 21,891,490 9,788,927
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (2,638,452) (4,986,648)
Class C (46,107) (119,560)
Class I (5,066,060) (9,280,409)
Total distributions (7,750,619) (14,386,617)
FUND SHARE TRANSACTIONS
Subscriptions 60,385,716 228,396,646
Reinvestments of distributions 6,143,448 11,377,202
Redemptions (57,541,506) (254,802,621)
Net increase (decrease) from Fund share transactions 8,987,658 (15,028,773)
Net increase (decrease) in net assets 23,128,529 (19,626,463)
Net assets at the beginning of period 523,928,929 543,555,392
Net assets at the end of period $ 547,057,458 $ 523,928,929

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Georgia
Class
A
11/30/24(d)
$ 9.64 $ 0.14 $ 0.26 $ 0.40 $ (0.15) $ — $ (0.15) $ 9.89
5/31/24
9.65 0.28 (0.01) 0.27 (0.28) — (0.28) 9.64
5/31/23
10.05 0.10 (0.26) (0.16) (0.24) — (0.24) 9.65
5/31/22
11.22 0.22 (1.18) (0.96) (0.21) — (0.21) 10.05
5/31/21
10.92 0.24 0.30 0.54 (0.24) — (0.24) 11.22
5/31/20
10.81 0.27 0.10 0.37 (0.26) — (0.26) 10.92
Class
C
11/30/24(d)
9.61 0.10 0.25 0.35 (0.10) — (0.10) 9.86
5/31/24
9.62 0.20 (0.01) 0.19 (0.20) — (0.20) 9.61
5/31/23
10.02 0.02 (0.26) (0.24) (0.16) — (0.16) 9.62
5/31/22
11.18 0.13 (1.17) (1.04) (0.12) — (0.12) 10.02
5/31/21
10.88 0.15 0.30 0.45 (0.15) — (0.15) 11.18
5/31/20
10.77 0.18 0.10 0.28 (0.17) — (0.17) 10.88
Class
I
11/30/24(d)
9.61 0.15 0.25 0.40 (0.15) — (0.15) 9.86
5/31/24
9.63 0.30 (0.02) 0.28 (0.30) — (0.30) 9.61
5/31/23
10.02 0.12 (0.25) (0.13) (0.26) — (0.26) 9.63
5/31/22
11.19 0.24 (1.17) (0.93) (0.24) — (0.24) 10.02
5/31/21
10.89 0.26 0.30 0.56 (0.26) — (0.26) 11.19
5/31/20
10.78 0.29 0.10 0.39 (0.28) — (0.28) 10.89
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
4 .12% $ 107,318 0 .85% (e) 0 .84% (e) 2 .93% (e) 7%
2 .84 114,337 0 .85 0 .84 2 .88 13
( 1 .58 ) 121,565 0 .84 0 .83 1 .01 40
( 8 .66 ) 124,199 0 .83 0 .83 1 .98 19
5 .01 144,796 0 .82 0 .82 2 .18 2
3 .42 107,819 0 .83 0 .83 2 .43 15
3 .68 2,299 1 .65 (e) 1 .64 (e) 2 .13 (e) 7
2 .00 2,389 1 .65 1 .64 2 .08 13
( 2 .39 ) 3,125 1 .65 1 .64 0 .19 40
( 9 .35 ) 4,704 1 .63 1 .63 1 .18 19
4 .18 6,343 1 .62 1 .62 1 .39 2
2 .59 6,851 1 .63 1 .63 1 .63 15
4 .22 64,310 0 .66 (e) 0 .65 (e) 3 .13 (e) 7
2 .93 61,371 0 .65 0 .64 3 .08 13
( 1 .29 ) 56,375 0 .64 0 .63 1 .20 40
( 8 .48 ) 64,053 0 .63 0 .63 2 .19 19
5 .23 68,891 0 .62 0 .62 2 .38 2
3 .60 52,098 0 .63 0 .63 2 .63 15

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
ugh
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Louisiana
Class
A
11/30/24(d)
$ 10.56 $ 0.14 $ 0.16 $ 0.30 $ (0.16) $ — $ (0.16) $ 10.70
5/31/24
10.41 0.31 0.14 0.45 (0.30) — (0.30) 10.56
5/31/23
10.75 0.29 (0.35) (0.06) (0.28) — (0.28) 10.41
5/31/22
11.64 0.26 (0.90) (0.64) (0.25) — (0.25) 10.75
5/31/21
11.17 0.31 0.47 0.78 (0.31) — (0.31) 11.64
5/31/20
11.32 0.34 (0.14) 0.20 (0.35) — (0.35) 11.17
Class
C
11/30/24(d)
10.51 0.10 0.15 0.25 (0.12) — (0.12) 10.64
5/31/24
10.36 0.22 0.15 0.37 (0.22) — (0.22) 10.51
5/31/23
10.70 0.21 (0.35) (0.14) (0.20) — (0.20) 10.36
5/31/22
11.58 0.17 (0.90) (0.73) (0.15) — (0.15) 10.70
5/31/21
11.11 0.22 0.47 0.69 (0.22) — (0.22) 11.58
5/31/20
11.26 0.25 (0.15) 0.10 (0.25) — (0.25) 11.11
Class
I
11/30/24(d)
10.58 0.15 0.16 0.31 (0.17) — (0.17) 10.72
5/31/24
10.43 0.33 0.15 0.48 (0.33) — (0.33) 10.58
5/31/23
10.78 0.31 (0.36) (0.05) (0.30) — (0.30) 10.43
5/31/22
11.66 0.29 (0.90) (0.61) (0.27) — (0.27) 10.78
5/31/21
11.19 0.33 0.47 0.80 (0.33) — (0.33) 11.66
5/31/20
11.34 0.36 (0.14) 0.22 (0.37) — (0.37) 11.19
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
2 .84% $ 130,198 0 .82% (e) 0 .80% (e) 2 .59% (e) 7%
4 .41 131,662 0 .83 0 .80 2 .93 15
( 0 .53 ) 140,021 0 .80 0 .80 2 .78 12
( 5 .61 ) 156,506 0 .79 0 .79 2 .31 18
7 .08 160,148 0 .80 0 .80 2 .70 8
1 .73 135,199 0 .82 0 .81 3 .00 8
2 .35 5,948 1 .62 (e) 1 .60 (e) 1 .79 (e) 7
3 .61 6,368 1 .63 1 .60 2 .13 15
( 1 .32 ) 8,586 1 .60 1 .60 1 .98 12
( 6 .34 ) 11,782 1 .59 1 .59 1 .51 18
6 .25 13,801 1 .60 1 .60 1 .90 8
0 .90 13,866 1 .62 1 .61 2 .20 8
2 .95 99,280 0 .62 (e) 0 .60 (e) 2 .80 (e) 7
4 .64 75,683 0 .63 0 .60 3 .13 15
( 0 .39 ) 63,117 0 .60 0 .60 2 .98 12
( 5 .31 ) 60,228 0 .59 0 .59 2 .51 18
7 .29 60,160 0 .60 0 .60 2 .89 8
1 .94 43,182 0 .62 0 .61 3 .20 8

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
North Carolina
Class
A
11/30/24(d)
$ 9.91 $ 0.14 $ 0.26 $ 0.40 $ (0.14) $ — $ (0.14) $ 10.17
5/31/24
9.94 0.27 (0.04) 0.23 (0.26) — (0.26) 9.91
5/31/23
10.26 0.23 (0.34) (0.11) (0.21) — (0.21) 9.94
5/31/22
11.40 0.18 (1.14) (0.96) (0.18) — (0.18) 10.26
5/31/21
11.14 0.22 0.26 0.48 (0.22) — (0.22) 11.40
5/31/20
10.99 0.25 0.15 0.40 (0.25) — (0.25) 11.14
Class
C
11/30/24(d)
9.91 0.10 0.27 0.37 (0.10) — (0.10) 10.18
5/31/24
9.95 0.19 (0.05) 0.14 (0.18) — (0.18) 9.91
5/31/23
10.28 0.15 (0.35) (0.20) (0.13) — (0.13) 9.95
5/31/22
11.41 0.09 (1.13) (1.04) (0.09) — (0.09) 10.28
5/31/21
11.15 0.13 0.26 0.39 (0.13) — (0.13) 11.41
5/31/20
11.00 0.16 0.15 0.31 (0.16) — (0.16) 11.15
Class
I
11/30/24(d)
9.94 0.15 0.27 0.42 (0.15) — (0.15) 10.21
5/31/24
9.98 0.29 (0.05) 0.24 (0.28) — (0.28) 9.94
5/31/23
10.31 0.25 (0.35) (0.10) (0.23) — (0.23) 9.98
5/31/22
11.45 0.20 (1.14) (0.94) (0.20) — (0.20) 10.31
5/31/21
11.19 0.25 0.26 0.51 (0.25) — (0.25) 11.45
5/31/20
11.04 0.28 0.15 0.43 (0.28) — (0.28) 11.19
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
4 .04% $ 194,365 0 .80% (e) 0 .79% (e) 2 .80% (e) 11%
2 .32 189,767 0 .80 0 .78 2 .67 20
( 1 .06 ) 201,018 0 .81 0 .78 2 .27 23
( 8 .56 ) 201,287 0 .77 0 .76 1 .62 18
4 .36 267,521 0 .77 0 .76 1 .96 10
3 .68 212,327 0 .80 0 .77 2 .28 7
3 .74 4,030 1 .60 (e) 1 .59 (e) 2 .00 (e) 11
1 .43 5,240 1 .60 1 .58 1 .87 20
( 1 .92 ) 7,570 1 .61 1 .58 1 .47 23
( 9 .20 ) 11,535 1 .57 1 .56 0 .83 18
3 .53 15,194 1 .57 1 .56 1 .18 10
2 .85 17,209 1 .60 1 .57 1 .48 7
4 .25 348,662 0 .60 (e) 0 .59 (e) 3 .00 (e) 11
2 .45 328,922 0 .60 0 .58 2 .87 20
( 0 .91 ) 334,967 0 .61 0 .58 2 .47 23
( 8 .32 ) 412,225 0 .57 0 .56 1 .83 18
4 .56 496,334 0 .57 0 .56 2 .16 10
3 .89 388,595 0 .60 0 .57 2 .48 7

Notes to Financial Statements
(U
naudited)
1. General Information
Trust and Fund Information:
The Nuveen Multistate Trust III (the “Trust”) is an open-end investment company registered under the Investment
Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Georgia Municipal Bond Fund (“Georgia”), Nuveen
Louisiana Municipal Bond Fund (“Louisiana”) and Nuveen North Carolina Municipal Bond Fund (“North Carolina”) (each a “Fund” and collectively, the “Funds”) . The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period:
The end of the reporting period for the Funds is November 30, 2024, and the period covered by these Notes to Financial
Statements is the six months ended November 30, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Fund
Gross
Custodian Fee
Credits
Georgia
$ —
Louisiana
—
North Carolina
—

Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of dividend income and interest income. Dividend income is recorded on the ex-dividend date. Non-cash dividends received the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (
“
PIK
”
) interest and paydown gains and
losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations:
 Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
New Accounting Pronouncement
:
In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting
(Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in
Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management has assessed the new guidance and determined that it will not have a material impact on the financial positions or results of operations of the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

Notes to Financial Statements
(continued)
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements. The Funds have a receivable for the sale of their interest in Vistra Vision, which is not reflected in the tables above. The carrying value of this receivable approximates fair value. The “Receivable for sale of Vistra Vision interest” is generally classified as Level 2 and further described in these Notes to Financial Statements.
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related
Georgia
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 171,438,804 $ – $ 171,438,804
Total $ – $ 171,438,804 $ – $ 171,438,804
Louisiana
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 231,628,977 $ – $ 231,628,977
Total $ – $ 231,628,977 $ – $ 231,628,977
North Carolina
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 538,155,911 $ – $ 538,155,911
Total $ – $ 538,155,911 $ – $ 538,155,911

borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse
Floaters.
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Sale of Vistra Vision interests:
On September 18, 2024, Vistra Corp. (“Vistra”) and Nuveen agreed to terms for the sale of the Vistra Vision interest.
In exchange for its interest in Vistra Vision, the Funds will receive proceeds from the sale over a series of payments from Vistra through December
31, 2026. The resulting receivables have been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,” respectively, on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Total Return Swap Contracts
: During the current fiscal period, LA used total return swaps to help manage the equity risk of the portfolio’s Vistra
Vision exposure .
In a total return swap, one party agrees to pay the other the total return of a defined underlying asset during a specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined baskets of loans and mortgages. The Fund entered into a total return swap involving an underlying index or basket of securities to create exposure to a number of securities in a single trade.
An index total return swap can be used by the Fund to assume risk, without the complications of buying the component securities from what may not always be the most liquid of markets.
Total return swap contracts are valued daily. Changes in the value of a total return swap during the fiscal period are recognized as a component of
"Change in net unrealized appreciation (depreciation) of swaps" and realized gains and losses are recognized as a component of “Net realized gain
(loss) from swaps” on the Statement of Operations.
For over-the-counter ("OTC") swaps, the daily change in market value of the swap contract, along with any daily interest accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of Assets and Liabilities.
The average notional amount of Total Return swap contracts outstanding during the current fiscal period was as follows:
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Georgia
$ 12,245,663 $ 18,665,641
Louisiana
31,411,211 15,516,069
North Carolina
57,862,528 61,610,806
Fund
Average Notional Amount of Swap Contracts
Outstanding
*
Louisiana $ 1,976,520

Notes to Financial Statements
(continued)
During the current fiscal period, the effect of derivative contracts on the Fund's Statement of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Louisiana
Swap contracts Equity $ (1,956,754) $ –
Six Months Ended
11/30/24
Year Ended
5/31/24
Georgia Shares Amount Shares Amount
Subscriptions:
Class A 332,826 $3,262,647 2,785,928 $25,952,482
Class C 17,040 166,657 48,210 463,794
Class I 823,692 8,074,119 3,340,722 32,171,150
Total subscriptions 1,173,558 11,503,423 6,174,860 58,587,426
Reinvestments of distributions:
Class A 148,658 1,460,487 319,757 3,081,978
Class C 2,441 23,926 5,363 51,518
Class I 84,837 831,407 160,208 1,539,509
Total reinvestments of distributions 235,936 2,315,820 485,328 4,673,005
Redemptions:
Class A (1,491,251) (14,622,228) (3,836,524) (36,490,834)
Class C (34,922) (342,378) (129,776) (1,246,269)
Class I (772,411) (7,559,763) (2,972,899) (28,024,727)
Total redemptions (2,298,584) (22,524,369) (6,939,199) (65,761,830)
Net increase (decrease) (889,090) $(8,705,126) (279,011) $(2,501,399)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Six Months Ended
11/30/24
Year Ended
5/31/24
Louisiana Shares Amount Shares Amount
Subscriptions:
Class A 483,039 $5,176,024 1,049,593 $10,963,735
Class C 42,489 453,992 58,005 609,897
Class I 2,561,568 27,512,777 2,733,112 28,430,412
Total subscriptions 3,087,096 33,142,793 3,840,710 40,004,044
Reinvestments of distributions:
Class A 158,533 1,696,747 322,025 3,362,113
Class C 6,161 65,616 14,804 153,657
Class I 115,417 1,237,382 187,891 1,967,465
Total reinvestments of distributions 280,111 2,999,745 524,720 5,483,235
Redemptions:
Class A (934,820) (10,001,139) (2,356,241) (24,716,388)
Class C (95,586) (1,018,418) (295,567) (3,082,548)
Class I (563,790) (6,043,266) (1,819,061) (18,953,280)
Total redemptions (1,594,196) (17,062,823) (4,470,869) (46,752,216)
Net increase (decrease) 1,773,011 $19,079,715 (105,439) $(1,264,937)
Six Months Ended
11/30/24
Year Ended
5/31/24
North Carolina Shares Amount Shares Amount
Subscriptions:
Class A 2,241,218 $22,638,406 7,950,321 $77,822,727
Class A - automatic conversion of Class C — — 14,172 143,873
Class C 8,777 88,258 87,344 865,913
Class I 3,711,538 37,659,052 15,030,387 149,564,133
Total subscriptions 5,961,533 60,385,716 23,082,224 228,396,646
Reinvestments of distributions:
Class A 244,090 2,467,724 463,821 4,601,565
Class C 4,260 43,076 11,285 111,989
Class I 358,066 3,632,648 669,455 6,663,648
Total reinvestments of distributions 606,416 6,143,448 1,144,561 11,377,202
Redemptions:
Class A (2,536,740) (25,661,626) (9,491,237) (92,641,385)
Class C (145,714) (1,474,319) (316,605) (3,154,207)
Class C - automatic conversion to Class A — — (14,158) (143,873)
Class I (3,000,998) (30,405,561) (16,174,849) (158,863,156)
Total redemptions (5,683,452) (57,541,506) (25,996,849) (254,802,621)
Net increase (decrease) 884,497 $8,987,658 (1,770,064) $(15,028,773)

Notes to Financial Statements
(continued)
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Georgia
$ 169,267,549 $ 3,469,215 $ (1,297,960) $ 2,171,255
Louisiana
238,674,849 2,933,773 (9,979,645) (7,045,872)
North Carolina
526,441,823 16,969,434 (5,255,346) 11,714,088
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Georgia
$ 750,630 $ — $ — $ (2,911,014) $ (18,983,905) $ — $ (450,983) $ (21,595,272)
Louisiana
637,202 24,733 — (7,950,883) (5,702,207) — (545,927) (13,537,082)
North Carolina
1,863,927 — — (3,373,368) (52,706,103) — (1,283,128) (55,498,672)
1 Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2024 through May 31, 2024 and paid on June
3, 2024.
Fund
Short-Term Long-Term Total
Georgia
$ 5,126,196 $ 13,857,709 $ 18,983,905
Louisiana
3,606,956 2,095,251 5,702,207
North Carolina
17,547,147 35,158,956 52,706,103
Average Daily Net Assets Georgia Louisiana North Carolina
For the first $125 million 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375

* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of November 30, 2024, the annual complex-level fee rate for the Fund was as follows:
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds did not engage in cross-trades pursuant to these procedures.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
Georgia
0 .1569%
Louisiana
0 .1569%
North Carolina
0 .1569%
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Georgia
$ 26,222 $ 25,048
Louisiana
43,947 41,634
North Carolina
19,628 18,647
Fund
Commission
Advances
Georgia
$ 19,503
Louisiana
31,325
North Carolina
12,398

Notes to Financial Statements
(continued)
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
9. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of
Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense”
on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current period, the following Funds utilized this facility. The Funds' maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Fund
12b-1 Fees
Retained
Georgia
$ 1,243
Louisiana
3,072
North Carolina
1,316
Fund
CDSC
Retained
Georgia
$ 2,980
Louisiana
—
North Carolina
1,939
Fund
Maximum
Outstanding
Balance
Georgia
$ —
Louisiana
—
North Carolina
1,782,808
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Georgia
— $ — — %
Louisiana
— — —
North Carolina
3 1,782,808 6.53

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Management Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multistate Trust III

Date: February 5, 2025	By:	/s/ Jordan M. Farris Jordan M. Farris Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 5, 2025	By:	/s/ Jordan M. Farris Jordan M. Farris Chief Administrative Officer (principal executive officer)

Date: February 5, 2025	By:	/s/ Marc Cardella Marc Cardella Vice President and Controller (principal financial officer)